Leasing arrangements - leasee - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leasing arrangements lessee [line items]
Additions to right of use asset	$ 419,625	$ 308,550
Payments of lease liabilities	$ 351,063	$ 333,133	$ 448,290
Top of range [member]
Leasing arrangements lessee [line items]
Lease term	30 years
Top of range [member] | Land [member]
Leasing arrangements lessee [line items]
Lease term	30 years
Top of range [member] | Machinery and equipment [member]
Leasing arrangements lessee [line items]
Lease term	3 years
Bottom of range [member]
Leasing arrangements lessee [line items]
Lease term	2 years
Bottom of range [member] | Land [member]
Leasing arrangements lessee [line items]
Lease term	10 years
Bottom of range [member] | Machinery and equipment [member]
Leasing arrangements lessee [line items]
Lease term	2 years